Real Estate and Accumulated Depreciation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Overall summary of real estate and accumulated depreciation
Properties-H	478
Units	129,077
Investment in Real Estate, Gross	$ 16,441,159,806
Accumulated Depreciation	(3,917,715,292)
Investment in Real Estate, Net	12,523,444,515
Encumbrances	4,845,243,970
Changes in total real estate
Balance, beginning of year	18,465,144,000	18,690,239,000	18,333,350,000
Acquisitions and development	(1,209,991,000)	512,977,000	995,026,000
Improvements	(99,981,000)	125,965,000	172,165,000
Dispositions and other	766,666,000	(864,037,000)	(810,302,000)
Balance, end of year	17,921,838,060	18,465,144,000	18,690,239,000
Changes in accumulated depreciation
Balance, beginning of year	3,877,564,000	3,561,300,000	3,170,125,000
Depreciation	501,694,000	600,375,000	602,908,000
Dispositions and other	(64,671,000)	(284,111,000)	(211,733,000)
Balance, end of year	4,314,586,710	3,877,564,000	3,561,300,000
EQR-Bond Partnership [Member] | Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Encumbrances	51,670,000
EQR-Fanwell 2007 LP [Member] | Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Encumbrances	223,138,000
EQR-Wellfan 2008 LP [Member] | Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Encumbrances	550,000,000
EQR-SOMBRA 2008 LP [Member] | Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Encumbrances	543,000,000
Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	0
Units	0
Investment in Real Estate, Gross	0
Accumulated Depreciation	0
Investment in Real Estate, Net	0
Encumbrances	1,367,808,000
EQR-Wholly Owned Unencumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	342
Units	92,959
Investment in Real Estate, Gross	10,836,498,026
Accumulated Depreciation	(2,853,843,029)
Investment in Real Estate, Net	7,982,654,997
Encumbrances	0
EQR-Wholly Owned Encumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	112
Units	31,096
Investment in Real Estate, Gross	4,766,841,074
Accumulated Depreciation	(927,449,585)
Investment in Real Estate, Net	3,839,391,489
Encumbrances	0
EQR-Partially Owned Unencumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	0
Units	0
Investment in Real Estate, Gross	13,930,189
Accumulated Depreciation	0
Investment in Real Estate, Net	13,930,189
Encumbrances	0
EQR-Partially Owned Encumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	24
Units	5,022
Investment in Real Estate, Gross	823,890,518
Accumulated Depreciation	(136,422,678)
Investment in Real Estate, Net	687,467,840
Encumbrances	3,477,435,970
Encumbered Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	136
Units	36,118
Investment in Real Estate, Gross	5,590,731,591
Accumulated Depreciation	(1,063,872,263)
Investment in Real Estate, Net	4,526,859,329
Encumbrances	4,845,243,970
Unencumbered Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	342
Units	92,959
Investment in Real Estate, Gross	10,850,428,215
Accumulated Depreciation	(2,853,843,029)
Investment in Real Estate, Net	7,996,585,186
Encumbrances	0
Wholly Owned Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties-H	454
Units	124,055
Investment in Real Estate, Gross	15,603,339,099
Accumulated Depreciation	(3,781,292,614)
Investment in Real Estate, Net	11,822,046,486
Encumbrances	1,367,808,000
PARTIALLY OWNED PROPERTIES
Overall summary of real estate and accumulated depreciation
Properties-H	24
Units	5,022
Investment in Real Estate, Gross	837,820,707
Accumulated Depreciation	(136,422,678)
Investment in Real Estate, Net	701,398,029
Encumbrances	$ 3,477,435,970